Structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [abstract]
Covered bond programme

Covered bond programme
	Fair value pledged mortgage loans
in EUR million	2024	2023
Dutch Covered Bond programmes	27,172	27,148
Diba Mortgage Pfandbriefe	15,050	18,276
ING Belgium Residential Pandbrieven Programme	9,024	7,347
IBAL Covered Bond	3,676	3,781
ING Bank Hipoteczny CBP	602	544
	55,524	57,096